UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5078

MFS GOVERNMENT MARKETS INCOME TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: August 31, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

August 31, 2013

MFS® GOVERNMENT MARKETS INCOME TRUST

PORTFOLIO OF INVESTMENTS

8/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Bonds - 98.8%
U.S. Bonds - 90.6%
Agency - Other - 9.4%
Financing Corp., 10.7%, 2017	$4,095,000	$5,547,685
Financing Corp., 9.4%, 2018	3,085,000	4,075,519
Financing Corp., 10.35%, 2018	6,820,000	9,465,642

		$19,088,846
Asset-Backed & Securitized - 4.5%
Citigroup Commercial Mortgage Trust, FRN, 5.884%, 2049	$1,000,000	$1,119,970
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049	1,200,000	1,312,721
Commercial Mortgage Pass-Through Certificates, “A4”, 5.306%, 2046	1,366,646	1,499,699
Credit Suisse Commercial Mortgage Trust, “A4”, FRN, 5.953%, 2039	502,644	555,510
Credit Suisse Mortgage Capital Certificate, 5.311%, 2039	500,000	544,647
CWCapital Cobalt Ltd., “A4”, FRN, 5.965%, 2046	314,563	350,740
CWCapital LLC, 5.223%, 2048	1,000,000	1,077,448
Goldman Sachs Mortgage Securities Corp., FRN, 5.993%, 2045	780,164	858,918
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 6.124%, 2051	754,902	781,790
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 6.002%, 2049	1,000,000	1,113,863

		$9,215,306
Cable TV - 0.6%
Time Warner Cable, Inc., 8.25%, 2019	$1,000,000	$1,168,607

Chemicals - 0.3%
Dow Chemical Co., 8.55%, 2019	$500,000	$636,190

Computer Software - Systems - 0.4%
IBM Corp., 4%, 2042	$847,000	$775,783

Consumer Products - 0.1%
Avon Products, Inc., 5%, 2023	$183,000	$182,461

Energy - Independent - 0.0%
Hess Corp., 8.125%, 2019	$30,000	$37,366

Food & Beverages - 1.0%
Anheuser-Busch InBev S.A., 7.75%, 2019	$750,000	$938,357
Kraft Foods Group, Inc., 6.125%, 2018	960,000	1,121,216

		$2,059,573
Local Authorities - 2.1%
Nashville & Davidson County, TN, Metropolitan Government Convention Center Authority (Build America Bonds), 6.731%, 2043	$580,000	$645,784
New Jersey Turnpike Authority Rev. (Build America Bonds), “F”, 7.414%, 2040	32,000	41,474
Port Authority NY & NJ (168th Series), 4.926%, 2051	770,000	723,099
San Francisco, CA, City & County Public Utilities Commission, Water Rev. (Build America Bonds), 6%, 2040	1,650,000	1,806,272
State of California (Build America Bonds), 7.6%, 2040	420,000	550,385
University of California Rev. (Build America Bonds), 5.77%, 2043	450,000	490,680

		$4,257,694
Major Banks - 0.7%
Bank of America Corp., 7.625%, 2019	$170,000	$204,616
Goldman Sachs Group, Inc., 3.625%, 2023	446,000	421,324
Merrill Lynch & Co., Inc., 6.05%, 2016	750,000	820,301

		$1,446,241

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
U.S. Bonds - continued
Medical & Health Technology & Services - 0.2%
Catholic Health Initiatives, 2.95%, 2022	$432,000	$397,860

Metals & Mining - 0.1%
Freeport-McMoRan Copper & Gold, Inc., 5.45%, 2043 (n)	$316,000	$272,484

Mortgage-Backed - 48.4%
Fannie Mae, 4.77%, 2014	$431,119	$438,065
Fannie Mae, 4.826%, 2014	2,346,917	2,385,320
Fannie Mae, 5.1%, 2014	471,597	482,754
Fannie Mae, 4.74%, 2015	348,773	364,022
Fannie Mae, 4.78%, 2015	485,163	510,642
Fannie Mae, 4.815%, 2015	517,812	542,276
Fannie Mae, 4.82%, 2015	865,227	895,884
Fannie Mae, 4.85%, 2015	306,177	317,920
Fannie Mae, 4.86%, 2015	138,152	143,018
Fannie Mae, 4.87%, 2015	323,819	339,145
Fannie Mae, 4.89%, 2015	363,174	378,297
Fannie Mae, 5.463%, 2015	781,725	838,938
Fannie Mae, 5.09%, 2016	495,730	536,249
Fannie Mae, 5.424%, 2016	685,200	744,456
Fannie Mae, 5.845%, 2016	192,231	203,818
Fannie Mae, 6.5%, 2016 - 2037	1,763,866	1,948,182
Fannie Mae, 1.9%, 2017	166,174	167,400
Fannie Mae, 5.05%, 2017	499,339	541,349
Fannie Mae, 5.3%, 2017	545,623	593,740
Fannie Mae, 5.5%, 2017 - 2038	10,496,066	11,430,303
Fannie Mae, 6%, 2017 - 2037	3,334,136	3,617,357
Fannie Mae, 4.88%, 2020	209,309	228,161
Fannie Mae, 3%, 2027	830,420	850,759
Fannie Mae, 2.5%, 2028	261,950	260,455
Fannie Mae, 5%, 2035 - 2040	1,411,057	1,519,289
Fannie Mae, 4%, 2041	2,285,348	2,369,483
Fannie Mae, 4.5%, 2041	1,253,560	1,330,318
Fannie Mae, 3.5%, 2043	1,778,000	1,779,264
Fannie Mae, TBA, 3%, 2028	814,000	828,754
Fannie Mae, TBA, 4%, 2043	3,900,000	4,002,375
Fannie Mae, TBA, 4.5%, 2043	4,915,000	5,161,710
Freddie Mac, 5%, 2016 - 2040	4,840,666	5,174,230
Freddie Mac, 1.426%, 2017	1,112,000	1,101,277
Freddie Mac, 2.303%, 2018	275,000	275,837
Freddie Mac, 2.323%, 2018	499,000	500,342
Freddie Mac, 2.412%, 2018	1,152,000	1,163,911
Freddie Mac, 2.699%, 2018	800,000	820,401
Freddie Mac, 2.13%, 2019	1,575,000	1,558,352
Freddie Mac, 4.186%, 2019	600,000	648,705
Freddie Mac, 5.085%, 2019	752,000	848,607
Freddie Mac, 6%, 2021 - 2038	1,850,635	2,022,956
Freddie Mac, 4.5%, 2024 - 2040	1,694,509	1,782,798
Freddie Mac, 5.5%, 2024 - 2036	2,203,219	2,381,893
Freddie Mac, 2.5%, 2028	7,125,296	7,076,199
Freddie Mac, 6.5%, 2037	451,941	498,608
Freddie Mac, 3.5%, 2042 - 2043	8,617,798	8,599,024
Freddie Mac, 3%, 2043	2,613,025	2,503,089

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
U.S. Bonds - continued
Mortgage-Backed - continued
Freddie Mac, 3.3%, 2023	$429,471	$422,341
Freddie Mac, 3.32%, 2023	433,000	425,983
Ginnie Mae, 5.5%, 2033 - 2042	2,489,340	2,708,561
Ginnie Mae, 4%, 2040 - 2041	477,307	500,108
Ginnie Mae, 4.5%, 2041	521,476	556,769
Ginnie Mae, 3.5%, 2042 - 2043	8,548,669	8,650,891
Ginnie Mae, 3%, 2043	1,460,727	1,418,873
Ginnie Mae, 5.612%, 2058	619,834	650,452
Ginnie Mae, 6.357%, 2058	512,842	542,620

		$98,582,530
Municipals - 0.5%
Florida Hurricane Catastrophe Fund Finance Corp. Rev., “A”, 1.298%, 2016	$5,000	$4,945
Massachusetts School Building Authority, Dedicated Sales Tax Rev., “A”, 5%, 2023	65,000	75,093
New York Environmental Facilities Corp., Clean Water and Drinking Revolving Funds Rev. (NYC Municipal Water Finance Authority Projects), “A”, 5%, 2023	80,000	92,733
New York, NY, Transitional Finance Authority Rev., “I”, 5%, 2022	65,000	74,576
New York, NY, Transitional Finance Authority Rev., “I”, 5%, 2023	130,000	148,719
Riverside County, CA, Transportation Commission, Sales Tax Rev., “A”, 5%, 2021	110,000	127,392
Riverside County, CA, Transportation Commission, Sales Tax Rev., “A”, 5%, 2023	110,000	126,649
South Carolina Public Service Authority Rev., “A”, 5.125%, 2043	95,000	93,770
South Carolina Public Service Authority Rev., “B”, 5.125%, 2043	230,000	227,022

		$970,899
Natural Gas - Pipeline - 0.6%
Energy Transfer Partners LP, 8.5%, 2014	$17,000	$17,758
Kinder Morgan Energy Partners LP, 6.85%, 2020	1,000,000	1,178,546

		$1,196,304
Network & Telecom - 0.2%
Verizon Communications, Inc., 8.75%, 2018	$292,000	$373,114

Other Banks & Diversified Financials - 0.2%
Capital One Bank (USA) N.A., 3.375%, 2023	$336,000	$312,595
Citigroup, Inc., 8.5%, 2019	80,000	101,412

		$414,007
Real Estate - 0.4%
Simon Property Group, Inc., REIT, 5.875%, 2017	$750,000	$844,060

Tobacco - 0.6%
Altria Group, Inc., 9.7%, 2018	$169,000	$221,446
Altria Group, Inc., 9.25%, 2019	84,000	110,262
Lorillard Tobacco Co., 8.125%, 2019	796,000	958,568

		$1,290,276
U.S. Government Agencies and Equivalents - 2.6%
Aid-Egypt, 4.45%, 2015	1,755,000	$1,891,962
Private Export Funding Corp., 1.875%, 2018	460,000	457,965
Small Business Administration, 6.35%, 2021	283,941	311,679
Small Business Administration, 6.34%, 2021	208,604	228,119
Small Business Administration, 6.44%, 2021	222,731	246,776
Small Business Administration, 6.625%, 2021	231,300	255,872
Small Business Administration, 5.52%, 2024	442,050	483,752

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
U.S. Bonds - continued
U.S. Government Agencies and Equivalents - continued
Small Business Administration, 2.21%, 2033	324,628	$304,069
Small Business Administration, 2.22%, 2033	546,000	513,767
Small Business Administration, 3.15%, 2033	456,000	453,978
U.S. Department of Housing & Urban Development, 6.36%, 2016	70,000	70,601
U.S. Department of Housing & Urban Development, 6.59%, 2016	113,000	113,774

		$5,332,314
U.S. Treasury Obligations - 17.7%
U.S. Treasury Bonds, 5.25%, 2029	$1,448,000	$1,795,294
U.S. Treasury Bonds, 4.75%, 2037	2,000,000	2,390,000
U.S. Treasury Bonds, 4.375%, 2038	4,168,000	4,722,215
U.S. Treasury Bonds, 4.5%, 2039	3,220,100	3,722,236
U.S. Treasury Bonds, 3.125%, 2043	453,700	407,550
U.S. Treasury Notes, 4%, 2015	4,140,000	4,362,848
U.S. Treasury Notes, 0.875%, 2016	1,577,000	1,573,427
U.S. Treasury Notes, 4.75%, 2017 (f)	3,389,000	3,854,194
U.S. Treasury Notes, 2.625%, 2018	2,272,000	2,388,617
U.S. Treasury Notes, 2.75%, 2019	1,654,000	1,739,801
U.S. Treasury Notes, 2.625%, 2020	162,000	166,771
U.S. Treasury Notes, 3.125%, 2021	240,000	253,069
U.S. Treasury Notes, 1.75%, 2022	9,349,000	8,729,629

		$36,105,651
Total U.S. Bonds		$184,647,566

Foreign Bonds - 8.2%
Brazil - 1.9%
Banco do Brasil (Cayman Branch), 6%, 2020 (n)	$100,000	$104,000
Banco do Nordeste do Brasil (BNB), 3.625%, 2015 (n)	253,000	254,265
BNDES Participacoes S.A., 6.5%, 2019 (n)	475,000	512,525
Federative Republic of Brazil, 11%, 2040	183,000	214,110
Federative Republic of Brazil, 5.625%, 2041	323,000	311,695
Petrobras International Finance Co., 7.875%, 2019	453,000	509,925
Petrobras International Finance Co., 5.375%, 2021	1,377,000	1,344,617
Vale Overseas Ltd., 6.875%, 2039	165,000	159,545
Vale Overseas Ltd., 4.625%, 2020	104,000	102,929
Vale Overseas Ltd., 4.375%, 2022	309,000	287,541
Votorantim Participacoes S.A., 6.75%, 2021 (n)	125,000	132,500

		$3,933,652
Canada - 1.0%
Barrick North America Finance LLC, 5.75%, 2043 (n)	$108,000	$91,979
Rogers Communications, Inc., 6.8%, 2018	1,000,000	1,184,621
Talisman Energy, Inc., 7.75%, 2019	650,000	784,659

		$2,061,259
Chile - 0.7%
Corporacion Nacional del Cobre de Chile, 3.75%, 2020 (n)	$209,000	$202,606
E.CL S.A., 5.625%, 2021	566,000	580,547
Empresa Nacional del Petroleo, 6.25%, 2019	214,000	228,982
Sociedad Quimica y Minera de Chile S.A., 6.125%, 2016	429,000	460,985

		$1,473,120

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Foreign Bonds - continued
China - 0.2%
Baidu, Inc., 3.25%, 2018	$240,000	$237,012
CNPC (HK) Overseas Capital Ltd., 4.5%, 2021 (n)	226,000	229,216

		$466,228
Colombia - 0.1%
Republic of Colombia, 6.125%, 2041	$104,000	$109,070

France - 0.3%
Electricite de France, FRN, 5.25%, 2049 (n)	$650,000	$609,375

Iceland - 0.4%
Republic of Iceland, 4.875%, 2016 (n)	$667,000	$693,680
Republic of Iceland, 5.875%, 2022 (n)	101,000	102,389

		$796,069
Malaysia - 0.2%
Petronas Capital Ltd., 7.875%, 2022	$370,000	$460,700

Mexico - 1.2%
Pemex Project Funding Master Trust, 5.75%, 2018	$160,000	$175,600
Petroleos Mexicanos, 4.875%, 2024	46,000	45,310
Petroleos Mexicanos, 4.875%, 2022	261,000	262,958
Petroleos Mexicanos, 8%, 2019	228,000	274,398
Petroleos Mexicanos, 6%, 2020	404,000	444,400
Petroleos Mexicanos, 5.5%, 2021	130,000	137,670
Petroleos Mexicanos, 5.5%, 2044	21,000	18,218
United Mexican States, 3.625%, 2022	1,164,000	1,134,318

		$2,492,872
Peru - 0.1%
Republic of Peru, 8.75%, 2033	$180,000	$249,300

Romania - 0.0%
Republic of Romania, 4.375%, 2023 (n)	$36,000	$33,638

Russia - 1.1%
Gaz Capital S.A., 8.125%, 2014 (n)	$509,000	$540,660
Gaz Capital S.A., 5.999%, 2021 (n)	796,000	807,940
Gaz Capital S.A., 3.85%, 2020 (n)	200,000	186,500
LUKOIL International Finance B.V., 3.416%, 2018 (n)	200,000	196,500
LUKOIL International Finance B.V., 4.563%, 2023 (n)	226,000	203,965
Rosneft, 4.199%, 2022 (n)	200,000	179,000
VTB Capital S.A., 6.465%, 2015 (n)	154,000	162,663

		$2,277,228
Slovakia - 0.5%
Republic of Slovakia, 4.375%, 2022 (n)	$909,000	$904,455

South Africa - 0.1%
Myriad International Holdings B.V., 6.375%, 2017 (n)	$174,000	$187,050

United Kingdom - 0.3%
Diageo Capital PLC, 5.75%, 2017	$520,000	$592,810

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Foreign Bonds - continued
Uruguay - 0.1%
Republic of Uruguay, 4.5%, 2024	$71,000	$68,338
Total Foreign Bonds		$16,715,164
Total Bonds		$201,362,730

Money Market Funds - 6.6%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	13,521,041	$13,521,041
Total Investments		$214,883,771

Other Assets, Less Liabilities - (5.4)%		(11,019,697)
Net Assets - 100.0%		$203,864,074

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $6,607,390 representing 3.2% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TBA	To Be Announced

Derivative Contracts at 8/31/13

Futures Contracts Outstanding at 8/31/13

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures Contracts
U.S. Treasury Bond 30 yr (Short)	USD	47	$6,199,594	December - 2013	$(43,954)

At August 31, 2013, the fund had liquid securities with an aggregate value of $125,100 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

8/31/13 (unaudited)

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts. The following is a summary of the levels used as of August 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$60,526,811	$—	$60,526,811
Non-U.S. Sovereign Debt	—	11,512,521	—	11,512,521
Municipal Bonds	—	970,899	—	970,899
U.S. Corporate Bonds	—	15,352,020	—	15,352,020
Residential Mortgage-Backed Securities	—	98,582,530	—	98,582,530
Commercial Mortgage-Backed Securities	—	9,215,306	—	9,215,306
Foreign Bonds	—	5,202,643	—	5,202,643
Mutual Funds	13,521,041	—	—	13,521,041
Total Investments	$13,521,041	$201,362,730	$—	$214,883,771

Other Financial Instruments
Futures Contracts	$(43,954)	$—	$—	$(43,954)

For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$210,694,441
Gross unrealized appreciation	9,121,639
Gross unrealized depreciation	(4,932,309)
Net unrealized appreciation (depreciation)	$4,189,330

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	13,893,863	63,937,918	(64,310,740)	13,521,041

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$22,881	$13,521,041

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS GOVERNMENT MARKETS INCOME TRUST

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: October 17, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: October 17, 2013

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: October 17, 2013

*	Print name and title of each signing officer under his or her signature.